AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF
ADVISORSHARES MADRONA DOMESTIC ETF (NYSE Arca Ticker: FWDD)
INVESTMENT OBJECTIVE
The AdvisorShares Madrona Domestic ETF (the “Fund”) seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AdvisorShares Madrona Domestic ETF
MANAGEMENT FEES		0.80%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES		0.62%
TOTAL ANNUAL OPERATING EXPENSES		1.42%
FEE WAIVER/EXPENSE REIMBURSEMENT	[1]	0.17%
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT		1.25%
[1]	AdvisorShares Investments, LLC (the 'Advisor') has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund's net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund's average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust, such termination by the Advisor to be effective as of the close of business on the last day of the then-current one-year period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AdvisorShares Madrona Domestic ETF	128	433	761	1,690

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect Fund performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Madrona Funds, LLC (the “Sub-Advisor”) seeks to achieve the Fund's investment objective by selecting a portfolio of up to 500 of the largest U.S.-traded equity securities. The Sub-Advisor selects the securities for the Fund's portfolio using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security. The Sub-Advisor's investment committee meets on a bi-weekly basis to monitor the portfolio and make allocation decisions. The investment committee uses third-party analyst research and a proprietary fundamental process to make allocation decisions and employs guidelines to protect against dramatic over or under weighting of individual securities in the Fund's portfolio. The investment committee relies heavily on a stock's price and market capitalization relative to its future expected earnings in its analysis of individual securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Capitalization Securities Risk. The Fund may invest in large-capitalization companies. Large-capitalization securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-capitalization securities is less than for other types of investments - small-capitalization securities, for instance - the Fund's performance could be reduced.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund's performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

Return

The Fund's year-to-date total return as of September 30, 2014 was 6.86%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.83%	1Q/2012
Lowest Return	-6.08%	2Q/2012

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2013
Average Annual Total Returns		Label	1 Year	Since Inception	Inception Date
AdvisorShares Madrona Domestic ETF		Return Before Taxes Based on NAV	39.14%	18.88%	Jun. 20, 2011
AdvisorShares Madrona Domestic ETF After Taxes on Distributions	[1]	Return After Taxes on Distributions	38.98%	18.77%	Jun. 20, 2011
AdvisorShares Madrona Domestic ETF After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares	22.15%	14.79%	Jun. 20, 2011
AdvisorShares Madrona Domestic ETF S&P 500 Index		S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)	32.39%	18.25%	Jun. 20, 2011
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.